STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,448,224	2,551,728
Granted and reinvested dividends (in shares)	1,966,136	1,246,949
Exercised (in shares)	(790,423)	(943,096)
Forfeited (in shares)	(294,385)	(407,357)
Outstanding, end of year (in shares)	3,329,552	2,448,224
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	908,678	956,410
Granted and reinvested dividends (in shares)	243,438	231,590
Exercised (in shares)	(168,049)	(279,098)
Forfeited (in shares)	(285)	(224)
Outstanding, end of year (in shares)	983,782	908,678